Thrivent Church Loan and Income Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Church Loans ( 79.8% )
a
Value
Alabama (0.9%)
Church Loan # 200030770
$ 372,327 4.000%, 12/1/2039
b
$ 328,322
Total 328,322
Arizona (1.8%)
Church Loan # 200030450
256,173 3.875%, 3/15/2032
b
228,814
Church Loan # 200030680
477,032 3.950%, 11/1/2034
b
434,382
Total 663,196
Arkansas (3.1%)
Church Loan # 200031540
601,505 3.200%, 12/15/2029
b
573,469
Church Loan # 200031780
632,317 3.650%, 6/1/2041
b
539,367
Total 1,112,836
California (17.3%)
Church Loan # 200030700
531,903 3.750%, 6/15/2045
b
436,998
Church Loan # 200030850
376,799 4.550%, 11/15/2033
b
379,065
Church Loan # 200031050
441,430 4.650%, 11/15/2038
b
445,904
Church Loan # 200031180
757,450 3.450%, 1/1/2044
b
669,793
Church Loan # 200031270
663,434 4.400%, 5/15/2045
b
535,426
Church Loan # 200031710
915,199 3.600%, 2/1/2041
b
773,041
Church Loan # 200031790
759,039 3.600%, 3/15/2037
b
669,234
Church Loan # 200031920
435,928 3.375%, 10/15/2036
b
368,564
Church Loan # 200032090
653,969 3.700%, 1/1/2042
b
533,351
Church Loan # 200032200
785,482 4.550%, 5/1/2042
b
752,947
Church Loan # 200032290
791,580 4.300%, 6/15/2037
b
782,306
Total 6,346,629
Colorado (2.4%)
Church Loan # 200031580
460,216 4.350%, 7/15/2039
b
436,082
Church Loan # 200031750
478,840 2.850%, 1/15/2036
b
426,280
Total 862,362
Florida (3.5%)
Church Loan # 200031470
414,143 4.950%, 7/15/2039
b
377,806
Church Loan # 200031670
285,255 3.700%, 1/15/2036
b
240,797
Church Loan # 200031960
758,495 3.800%, 11/15/2036
b
643,768
Total 1,262,371
Illinois (4.2%)
Church Loan # 200031070
596,142 4.500%, 11/15/2043
b
597,196
Principal
Amount Church Loans (79.8%)
a
Value
Illinois (4.2%) - continued
Church Loan # 200031210
$ 551,831 3.950%, 2/15/2040
b
$ 470,486
Church Loan # 200031211
152,098 3.200%, 2/15/2035
b
147,184
Church Loan # 200031900
388,776 3.950%, 9/15/2041
b
311,072
Total 1,525,938
Indiana (2.3%)
Church Loan # 200031420
617,681 3.500%, 5/15/2040
b
519,837
Church Loan # 200031950
380,691 3.950%, 11/1/2036
b
322,892
Total 842,729
Kansas (0.5%)
Church Loan # 200031590
212,157 3.800%, 8/15/2045
b
197,306
Total 197,306
Kentucky (0.7%)
Church Loan # 200030120
287,742 4.600%, 8/1/2034
b
261,862
Total 261,862
Maryland (2.2%)
Church Loan # 200030760
975,005 4.300%, 1/1/2044
b
796,634
Total 796,634
Massachusetts (0.6%)
Church Loan # 200031490
251,302 4.300%, 6/1/2035
b
220,107
Total 220,107
Michigan (1.4%)
Church Loan # 200032050
607,091 3.850%, 1/1/2037
b
518,050
Total 518,050
Minnesota (8.1%)
Church Loan # 200030790
580,045 3.800%, 11/15/2039
b
556,469
Church Loan # 200031020
96,522 3.800%, 1/1/2035
b
90,574
Church Loan # 200031120
202,336 4.570%, 11/15/2032
b
203,813
Church Loan # 200031121
203,948 4.440%, 11/15/2032
b
205,504
Church Loan # 200031122
203,155 4.180%, 11/15/2032
b
203,928
Church Loan # 200031290
187,449 5.000%, 1/15/2031
b
189,739
Church Loan # 200031300
143,497 3.800%, 3/1/2030
b
137,025
Church Loan # 200031520
122,992 3.400%, 7/1/2035
b
114,842
Church Loan # 200031560
165,569 4.150%, 8/15/2039
b
160,386
Church Loan # 200031770
561,345 3.450%, 6/15/2041
b
466,226

Thrivent Church Loan and Income Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Church Loans (79.8%)
a
Value
Minnesota (8.1%) - continued
Church Loan # 200031910
$ 737,692 3.400%, 10/1/2046
b
$ 614,276
Total 2,942,782
Mississippi (0.6%)
Church Loan # 200031400
233,953 4.900%, 3/15/2034
b
230,580
Total 230,580
Missouri (1.1%)
Church Loan # 200031480
477,636 3.875%, 5/15/2040
b
404,462
Total 404,462
New Jersey (2.2%)
Church Loan # 200030590
231,018 4.550%, 10/15/2034
b
210,476
Church Loan # 200031890
706,657 3.700%, 10/1/2041
b
597,916
Total 808,392
New York (2.4%)
Church Loan # 200018200
57,351 4.950%, 6/15/2029
b
55,707
Church Loan # 200031200
474,832 3.300%, 9/15/2044
b
456,214
Church Loan # 200031350
356,525 4.850%, 5/15/2039
b
335,122
Total 847,043
North Carolina (0.6%)
Church Loan # 200031320
272,278 4.200%, 3/15/2040
b
230,861
Total 230,861
Oregon (0.9%)
Church Loan # 200031370
355,421 4.500%, 4/15/2039
b
313,148
Total 313,148
Pennsylvania (0.3%)
Church Loan # 200031390
103,236 3.400%, 3/1/2030
b
97,378
Total 97,378
South Dakota (2.7%)
Church Loan # 200030780
502,227 2.990%, 4/1/2031
b
490,045
Church Loan # 200030920
540,024 3.125%, 1/1/2035
b
525,182
Total 1,015,227
Tennessee (1.4%)
Church Loan # 200031360
295,431 4.750%, 3/15/2037
b
289,726
Church Loan # 200031610
285,632 4.500%, 12/1/2040
b
228,494
Total 518,220
Texas (11.1%)
Church Loan # 200030080
357,129 4.550%, 7/1/2039
b
343,575
Principal
Amount Church Loans (79.8%)
a
Value
Texas (11.1%) - continued
Church Loan # 200030110
$ 622,358 4.350%, 9/15/2039
b
$ 542,837
Church Loan # 200030830
400,346 4.125%, 11/1/2044
b
387,764
Church Loan # 200031140
364,828 4.500%, 12/15/2033
b
341,700
Church Loan # 200031170
613,585 3.550%, 2/1/2035
b
566,015
Church Loan # 200031330
193,143 4.950%, 3/15/2044
b
192,701
Church Loan # 200031331
193,484 5.125%, 3/15/2044
b
191,452
Church Loan # 200031380
283,108 4.000%, 10/1/2040
b
227,815
Church Loan # 200031600
289,647 3.700%, 11/1/2035
b
244,177
Church Loan # 200031740
332,629 3.800%, 1/1/2031
b
296,406
Church Loan # 200031821
868,152 3.450%, 6/15/2041
b
738,073
Total 4,072,515
Virginia (1.9%)
Church Loan # 200031090
344,440 3.400%, 1/15/2032
b
323,111
Church Loan # 200031110
248,992 3.400%, 1/15/2032
b
233,574
Church Loan # 200031650
168,272 2.550%, 12/15/2030
b
150,517
Total 707,202
Washington (1.7%)
Church Loan # 200031800
709,646 3.750%, 6/1/2036
b
603,399
Total 603,399
Wisconsin (3.9%)
Church Loan # 200030840
269,650 3.400%, 11/15/2038
b
247,431
Church Loan # 200030841
258,053 3.100%, 11/15/2038
b
251,280
Church Loan # 200030842
132,488 2.900%, 11/15/2038
b
131,938
Church Loan # 200031410
98,764 4.000%, 5/1/2030
b
91,803
Church Loan # 200031510
373,832 4.750%, 6/1/2039
b
347,801
Church Loan # 200031840
331,903 3.300%, 8/1/2036
b
293,212
Total 1,363,465
Total Church Loans
(cost $32,420,252) 29,093,016
Principal
Amount Long-Term Fixed Income ( 19.5% ) Value
Mortgage-Backed Securities (19.5%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,850,000 5.000%,  7/1/2041
c
2,908,781

Thrivent Church Loan and Income Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Church Loan and Income Fund as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
   ^ Net realized gains/(losses) on investments.
 # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
The reporting entity's Church Loan Level 3 securities' fair value is calculated by a vendor using a market approach with a discounted cash flow model based on the established policies and procedures of the reporting entity.  Inputs used in valuation include the principal and interest schedules, bond equivalent ratings, loan transaction spreads with a range of -0.15% to 3.20% (weighted average of 1.11%), U.S. Treasury yields, and corporate credit curve yields with a range of 3.22% to 5.61% (weighted average of 4.60%).  Loan transaction spreads and corporate credit yields were weighted by the relative fair value of the associated instruments.  A significant increase or decrease in the inputs in isolation would have resulted in a significantly lower or higher fair value measurement.
Principal
Amount Long-Term Fixed Income (19.5%) Value
Mortgage-Backed Securities (19.5%) -
continued
$ 4,275,000 4.000%,  7/1/2049
c
$ 4,215,468
Total 7,124,249
Total Long-Term Fixed Income
(cost $7,139,455) 7,124,249
Shares Short-Term Investments ( 6.6% ) Value
Thrivent Core Short-Term Reserve
Fund
241,349 1.630%
d
2,413,486
Total Short-Term Investments
(cost $2,413,058) 2,413,486
Total Investments (cost
$41,972,765) 105.9% $38,630,751
Other Assets and Liabilities, Net
(5.9%) (2,160,164)
Total Net Assets 100.0% $36,470,587
a All Mortgagees have the right to repay the loan at any
time.  The Church Loans are generally considered to be
illiquid due to the limited, if any, secondary market.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d The interest rate shown reflects the seven day yield as of the end of the period.
Fair Valuation Measurements
The following table is a summary of the inputs used as of June 30, 2022, in valuing Church Loan and Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Church Loans $29,093,016 $– $– $29,093,016
Long-Term Fixed Income
Mortgage-Backed Securities 7,124,249 – 7,124,249 –
Subtotal Investments in Securities $36,217,265 $– $7,124,249 $29,093,016
Other Investments  * Total
Affiliated Short-Term Investments 2,413,486
Subtotal Other Investments $2,413,486
Total Investments at Value $38,630,751
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investments in
Securities
%
Beginning Value
3/31/2022
Realized
Gain/ (Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases
Sales /
Paydowns
Transfers
Into
Level 3
#
Transfers
Out of
Level 3
@
Ending Value
6/30/2022
 Church Loans 29,792,611   - (1,616,165)   1,579,080   (662,510)  -  -  29,093,016
Total  $29,792,611  $-  ($1,616,165)  $1,579,080   ($662,510)  $-   $-   $29,093,016

Thrivent Church Loan and Income Fund
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Church Loan and Income
Fund, is as follows:
Fund
Value
3/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $2,334 $3,294 $3,215 $2,413 241 6.6%
Total Affiliated Short-Term Investments 2,334 2,413 6.6
Total Value $2,334 $2,413
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
4/1/2022
- 6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $– $– $– $6
Total Income/Non Income Cash from Affiliated Investments $6
Total $– $– $–

Notes to Schedule of Investments
as of June 30, 2022
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Fund records its investments
at fair value.  The Board has authorized the Fund's Investment
Adviser, Thrivent Asset Management, LLC ("Thrivent Asset Mgt."
or the "Adviser"), to make fair valuation determinations pursuant to policies approved by the Board and is in accordance with
fair valuation accounting standards.  The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.
Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund’s Board. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Investments in open-ended mutual funds are valued at the net asset value per share as a practical expedient at the close of each business day.
    All church loan valuations are considered fair valuations due to the lack of observable market activity or independent market quotes.  There are no market prices available for church loans.
The Adviser has approved two methodologies for fair valuing
church loans: a Market Approach or an Income Approach.  The
Market Approach utilizes a process that takes into consideration factors including principal amount, interest rate, term, credit quality of the borrower, prepayment speeds, and credit spreads based on market transactions.  The Income Approach is utilized when it is probable that the church loan will become subject to foreclosure and takes into consideration factors including the estimated value of property securing the loan, estimated cost of disposition of the property and estimated time to dispose of the property.  The Board may use a third party vendor to execute the daily valuation methodology or the Valuation Committee
("Committee"), further described below, may make a fair valuation determination.
The Adviser has formed a Committee that is responsible for
overseeing the Fund's valuation process in accordance with
Valuation Policies and Procedures. The Committee meets monthly and on an as-needed basis to review price challenges, price
overrides, stale prices, shadow prices, manual prices, and other securities requiring fair valuation.
The Committee monitors significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant the use of fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or are determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with accounting principles generally accepted in the United States of America ("GAAP"), the various inputs used to determine the fair value of the Fund's investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are
U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Additional information for the Fund's policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund's most recent annual or semiannual shareholder report.